                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08657

                         Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Equity Income Fund

 Schedule of Investments 7/31/17 (unaudited)

 Shares

 Value

 COMMON STOCKS - 99.2%

 Energy - 6.0%

 Integrated Oil & Gas - 3.0%

 524,447

 Exxon Mobil Corp.

 $

 41,976,738

 370,047

 Occidental Petroleum Corp.

 22,917,011

 $

 64,893,749

 Oil & Gas Exploration & Production - 1.5%

 287,472

 Anadarko Petroleum Corp.

 $

 13,128,846

 359,592

 Apache Corp.

 17,792,612

 $

 30,921,458

 Oil & Gas Refining & Marketing - 1.2%

 297,539

 Phillips 66

 $

 24,918,891

 Oil & Gas Storage & Transportation - 0.3%

 164,130

 Enbridge, Inc.

 $

 6,804,830

 Total Energy

 $

 127,538,928

 Materials - 8.7%

 Specialty Chemicals - 2.9%

 247,351

 Celanese Corp.

 $

 23,787,746

 4,755

 Givaudan SA

 9,471,131

 183,557

 HB Fuller Co.

 9,456,857

 189,317

 Johnson Matthey Plc

 7,020,018

 126,726

 PPG Industries, Inc.

 13,337,912

 $

 63,073,664

 Aluminum - 1.2%

 264,557

 Kaiser Aluminum Corp.

 $

 25,738,751

 Diversified Metals & Mining - 2.6%

 305,279

 BHP Billiton, Ltd. (A.D.R.)

 $

 12,717,923

 237,600

 Compass Minerals International, Inc.

 16,406,280

 274,951

 Materion Corp.

 10,571,866

 366,433

 Southern Copper Corp.

 14,415,474

 $

 54,111,543

 Steel - 2.0%

 421,456

 Nucor Corp.

 $

 24,305,368

 263,345

 Reliance Steel & Aluminum Co.

 19,055,644

 $

 43,361,012

 Total Materials

 $

 186,284,970

 Capital Goods - 3.9%

 Aerospace & Defense - 1.5%

 178,904

 Raytheon Co.

 $

 30,730,340

 Industrial Machinery - 1.9%

 1,363,363

 The Gorman-Rupp Co. +

 $

 41,200,830

 Trading Companies & Distributors - 0.5%

 184,056

 Wolseley Plc

 $

 10,995,191

 Total Capital Goods

 $

 82,926,361

 Commercial Services & Supplies - 1.0%

 Office Services & Supplies - 0.7%

 192,664

 MSA Safety, Inc.

 $

 15,443,946

 Human Resource & Employment Services - 0.3%

 95,096

 Randstad Holding NV

 $

 5,735,419

 Total Commercial Services & Supplies

 $

 21,179,365

 Automobiles & Components - 1.1%

 Auto Parts & Equipment - 1.1%

 517,351

 BorgWarner, Inc.

 $

 24,180,986

 Total Automobiles & Components

 $

 24,180,986

 Consumer Durables & Apparel - 1.5%

 Apparel, Accessories & Luxury Goods - 1.5%

 163,000

 Carter's, Inc.

 $

 14,136,990

 290,000

 VF Corp.

 18,035,100

 $

 32,172,090

 Total Consumer Durables & Apparel

 $

 32,172,090

 Consumer Services - 3.6%

 Hotels, Resorts & Cruise Lines - 1.4%

 471,029

 InterContinental Hotels Group Plc

 $

 26,671,563

 48,482

 InterContinental Hotels Group Plc (A.D.R.)

 2,751,838

 $

 29,423,401

 Leisure Facilities - 1.9%

 582,087

 Cedar Fair LP

 $

 40,420,121

 Restaurants - 0.3%

 48,921

 Cracker Barrel Old Country Store, Inc.

 $

 7,604,769

 Total Consumer Services

 $

 77,448,291

 Media - 2.2%

 Broadcasting - 0.9%

 280,000

 CBS Corp.

 $

 18,432,400

 Movies & Entertainment - 0.4%

 480,000

 Regal Entertainment Group

 $

 9,129,600

 Publishing - 0.9%

 114,100

 John Wiley & Sons, Inc. (Class A)

 $

 6,304,025

 211,887

 Meredith Corp.

 12,596,682

 $

 18,900,707

 Total Media

 $

 46,462,707

 Retailing - 0.8%

 Department Stores - 0.8%

 372,489

 Nordstrom, Inc.

 $

 18,091,791

 Total Retailing

 $

 18,091,791

 Food & Staples Retailing - 2.2%

 Food Retail - 0.8%

 668,469

 The Kroger Co.

 $

 16,390,860

 Hypermarkets & Super Centers - 1.4%

 377,837

 Wal-Mart Stores, Inc.

 $

 30,223,182

 Total Food & Staples Retailing

 $

 46,614,042

 Food, Beverage & Tobacco - 11.6%

 Soft Drinks - 2.2%

 343,400

 Dr. Pepper Snapple Group, Inc.

 $

 31,304,344

 325,133

 The Coca-Cola Co.

 14,904,097

 $

 46,208,441

 Packaged Foods & Meats - 9.4%

 38,000

 Calavo Growers, Inc.

 $

 2,813,900

 249,726

 Campbell Soup Co.

 13,193,025

 2,000

 Chocoladefabriken Lindt & Spruengli AG

 11,392,209

 442,570

 Conagra Brands, Inc.

 15,153,597

 420,559

 General Mills, Inc.

 23,408,314

 80,712

 John B Sanfilippo & Son, Inc.

 5,191,396

 356,185

 Kellogg Co.

 24,220,580

 230,856

 Lamb Weston Holdings, Inc.

 10,153,047

 100,000

 McCormick & Co., Inc.

 9,530,000

 769,000

 Mondelez International, Inc.

 33,851,380

 518,396

 Pinnacle Foods, Inc.

 30,782,354

 205,000

 The Hershey Co.

 21,588,550

 $

 201,278,352

 Total Food, Beverage & Tobacco

 $

 247,486,793

 Household & Personal Products - 2.4%

 Household Products - 2.4%

 124,210

 The Clorox Co.

 $

 16,580,793

 378,171

 The Procter & Gamble Co.

 34,345,490

 $

 50,926,283

 Total Household & Personal Products

 $

 50,926,283

 Health Care Equipment & Services - 3.4%

 Health Care Equipment - 2.7%

 199,600

 Becton Dickinson and Co.

 $

 40,199,440

 1,026,557

 Smith & Nephew Plc

 17,881,309

 $

 58,080,749

 Health Care Distributors - 0.7%

 489,300

 Owens & Minor, Inc.

 $

 15,770,139

 Total Health Care Equipment & Services

 $

 73,850,888

 Pharmaceuticals, Biotechnology & Life Sciences - 6.0%

 Pharmaceuticals - 6.0%

 956,064

 AstraZeneca Plc (A.D.R.)

 $

 28,854,012

 461,065

 GlaxoSmithKline Plc (A.D.R.)

 18,682,354

 588,997

 Merck & Co., Inc.

 37,625,128

 732,435

 Pfizer, Inc.

 24,287,545

 293,513

 Zoetis, Inc.

 18,350,433

 $

 127,799,472

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 127,799,472

 Banks - 8.9%

 Diversified Banks - 5.3%

 1,773,014

 Bank of America Corp.

 $

 42,765,098

 439,611

 JPMorgan Chase & Co.

 40,356,290

 570,545

 US Bancorp

 30,113,365

 $

 113,234,753

 Regional Banks - 3.6%

 456,808

 BB&T Corp.

 $

 21,616,155

 429,675

 The PNC Financial Services Group, Inc.

 55,342,138

 $

 76,958,293

 Total Banks

 $

 190,193,046

 Diversified Financials - 11.4%

 Consumer Finance - 2.1%

 353,741

 American Express Co.

 $

 30,149,345

 254,163

 Discover Financial Services, Inc.

 15,488,693

 $

 45,638,038

 Asset Management & Custody Banks - 7.8%

 768,888

 Invesco, Ltd.

 $

 26,734,236

 224,045

 Northern Trust Corp.

 19,606,178

 553,080

 State Street Corp.

 51,563,648

 404,759

 T. Rowe Price Group, Inc.

 33,481,664

 658,996

 The Bank of New York Mellon Corp.

 34,946,558

 $

 166,332,284

 Investment Banking & Brokerage - 1.5%

 690,233

 Morgan Stanley Co.

 $

 32,371,928

 Total Diversified Financials

 $

 244,342,250

 Insurance - 4.1%

 Life & Health Insurance - 2.7%

 414,218

 Lincoln National Corp.

 $

 30,262,767

 716,135

 Sun Life Financial, Inc.

 27,449,455

 $

 57,712,222

 Multi-line Insurance - 1.4%

 533,013

 The Hartford Financial Services Group, Inc.

 $

 29,315,715

 Total Insurance

 $

 87,027,937

 Real Estate - 2.5%

 Office REIT - 1.9%

 189,330

 Alexandria Real Estate Equities, Inc.

 $

 22,956,262

 176,388

 SL Green Realty Corp.

 18,215,589

 $

 41,171,851

 Residential REIT - 0.6%

 128,333

 Camden Property Trust

 $

 11,511,470

 Total Real Estate

 $

 52,683,321

 Software & Services - 0.5%

 IT Consulting & Other Services - 0.5%

 200,000

 Leidos Holdings, Inc.

 $

 10,688,000

 Total Software & Services

 $

 10,688,000

 Technology Hardware & Equipment - 2.7%

 Communications Equipment - 1.0%

 662,233

 Cisco Systems, Inc.

 $

 20,827,228

 Computer Hardware Storage & Peripherals - 0.9%

 1,077,972

 HP, Inc.

 $

 20,589,265

 Electronic Manufacturing Services - 0.8%

 205,277

 TE Connectivity, Ltd.

 $

 16,502,218

 Total Technology Hardware & Equipment

 $

 57,918,711

 Semiconductors & Semiconductor Equipment - 4.5%

 Semiconductor Equipment - 1.0%

 81,814

 Cabot Microelectronics Corp.

 $

 6,066,508

 170,000

 KLA-Tencor Corp.

 15,747,100

 $

 21,813,608

 Semiconductors - 3.5%

 523,502

 Microchip Technology, Inc.

 $

 41,901,100

 153,453

 Texas Instruments, Inc.

 12,488,005

 304,271

 Xilinx, Inc.

 19,248,183

 $

 73,637,288

 Total Semiconductors & Semiconductor Equipment

 $

 95,450,896

 Telecommunication Services - 0.9%

 Integrated Telecommunication Services - 0.9%

 423,664

 BCE, Inc.

 $

 19,882,552

 Total Telecommunication Services

 $

 19,882,552

 Utilities - 9.3%

 Electric Utilities - 3.4%

 750,138

 Alliant Energy Corp.

 $

 30,403,093

 289,097

 American Electric Power Co., Inc.

 20,392,902

 348,814

 Eversource Energy

 21,204,403

 $

 72,000,398

 Gas Utilities - 1.2%

 433,986

 National Fuel Gas Co.

 $

 25,696,311

 Multi-Utilities - 4.7%

 344,126

 Ameren Corp.

 $

 19,305,469

 355,824

 Consolidated Edison, Inc.

 29,483,577

 950,585

 NiSource, Inc.

 24,772,245

 423,294

 WEC Energy Group, Inc.

 26,654,823

 $

 100,216,114

 Total Utilities

 $

 197,912,823

 TOTAL COMMON STOCKS

 (Cost $1,649,156,959)

 $

 2,119,062,503

 TOTAL INVESTMENT IN SECURITIES - 99.2%

 (Cost $1,649,156,959) (a)

 $

 2,119,062,503

 OTHER ASSETS & LIABILITIES - 0.8%

 $

 17,894,418

 TOTAL NET ASSETS - 100.0%

 $

 2,136,956,921

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 REIT

 Real Estate Investment Trust.

 +

 Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

 (a)

 At July 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,649,156,959 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

                502,563,975

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

                (32,658,431)

 Net unrealized appreciation

 $

                469,905,544

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  See Notes to Financial Statements — Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)  See Notes to Financial Statements — Note 1A.

 The following is a summary of the inputs used as of July 31, 2017, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
2,119,062,503

$
-

$
-

$
2,119,062,503

 Total

$
2,119,062,503

$
-

$
-

$
2,119,062,503

 During the period ended July 31, 2017, there were no transfers between Levels 1, 2 and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Equity Income Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date September 27, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date September 27, 2017 * Print the name and title of each signing officer under his or her signature.